Supplemental Consolidating Financial Information - Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and equivalents	$ 48,160	$ 54,017	$ 51,026	$ 45,261	$ 45,261
Trade receivables, less allowances	217,420	252,068
Other receivables, net	66,810	56,273
Inventories	197,307	210,564
Prepaid expenses	38,818	49,733
Due from affiliates	0	0
Other current assets	14,549	6,540
Total current assets	583,064	629,195
Property, plant and equipment, net	397,029	390,773
Investments and other assets, net	110,220	108,077
Trademarks	426,085	426,085
Goodwill	18,095	18,095	18,095
Other intangible assets, net	77,545	86,913
Investments in and accounts with subsidiaries	0	0
Total assets	1,612,038	1,659,138	1,697,762
Current liabilities:
Current portion of long-term debt and capital lease obligations	4,703	2,271
Accounts payable	223,286	248,273
Accrued liabilities	150,955	158,034
Due to affiliates	0	0
Total current liabilities	378,944	408,578
Long-term debt and capital lease obligations, net of current portion	637,518	629,353
Accrued pension and other employee benefits	89,381	77,066
Deferred gain – sale of shipping fleet	0	6,290
Deferred tax liabilities	104,365	103,679
Other liabilities	78,496	59,734
Total liabilities	1,288,704	1,284,700
Shareholders' equity	323,334	374,438	370,402		800,070
Total liabilities and shareholders' equity	1,612,038	1,659,138
Reportable Legal Entities | CBII (Co-Issuer)
Current assets:
Cash and equivalents	0	0	2,601		0
Trade receivables, less allowances	0	0
Other receivables, net	0	1,061
Inventories	0	0
Prepaid expenses	209	1,024
Due from affiliates	84,298	68,194
Other current assets	0	0
Total current assets	209	70,279
Property, plant and equipment, net	0	0
Investments and other assets, net	22,032	15,445
Trademarks	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	1,431,037	1,402,089
Total assets	1,537,576	1,487,813
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Accounts payable	6,795	1,126
Accrued liabilities	31,752	27,547
Due to affiliates	981,225	903,865
Total current liabilities	38,547	932,538
Long-term debt and capital lease obligations, net of current portion	176,431	164,050
Accrued pension and other employee benefits	14,637	15,223
Deferred gain – sale of shipping fleet		0
Deferred tax liabilities	0	115
Other liabilities	3,402	1,449
Total liabilities	1,214,242	1,113,375
Shareholders' equity	323,334	374,438
Total liabilities and shareholders' equity	1,537,576	1,487,813
Reportable Legal Entities | CBLLC (Co-Issuer)
Current assets:
Cash and equivalents	13,707	15,851	12,704		8,772
Trade receivables, less allowances	49,844	49,325
Other receivables, net	4,383	402
Inventories	9,657	15,567
Prepaid expenses	5,555	3,661
Due from affiliates	2,377,190	2,060,284
Other current assets	10,070	2,751
Total current assets	93,216	2,147,841
Property, plant and equipment, net	15,680	20,258
Investments and other assets, net	11,209	19,548
Trademarks	208,085	208,085
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	1,165,799	1,073,711
Total assets	3,871,179	3,469,443
Current liabilities:
Current portion of long-term debt and capital lease obligations	1,500	1,500
Accounts payable	7,672	8,150
Accrued liabilities	24,308	36,384
Due to affiliates	1,893,148	1,517,129
Total current liabilities	33,480	1,563,163
Long-term debt and capital lease obligations, net of current portion	415,858	427,049
Accrued pension and other employee benefits	6,549	2,818
Deferred gain – sale of shipping fleet		0
Deferred tax liabilities	83,188	66,142
Other liabilities	7,919	8,182
Total liabilities	2,440,142	2,067,354
Shareholders' equity	1,431,037	1,402,089
Total liabilities and shareholders' equity	3,871,179	3,469,443
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash and equivalents	0	0	0		0
Trade receivables, less allowances	47,579	51,189
Other receivables, net	3,302	5,140
Inventories	34,331	34,831
Prepaid expenses	8,193	11,040
Due from affiliates	1,537,915	1,270,479
Other current assets	11,506	12,753
Total current assets	104,911	1,385,432
Property, plant and equipment, net	194,362	201,346
Investments and other assets, net	4,372	3,644
Trademarks	38,500	38,500
Goodwill	18,095	18,095
Other intangible assets, net	77,511	86,853
Investments in and accounts with subsidiaries	1,572	3,186
Total assets	1,977,238	1,737,056
Current liabilities:
Current portion of long-term debt and capital lease obligations	1,674	726
Accounts payable	86,010	89,352
Accrued liabilities	54,199	57,984
Due to affiliates	1,346,665	1,122,258
Total current liabilities	141,883	1,270,320
Long-term debt and capital lease obligations, net of current portion	39,945	38,147
Accrued pension and other employee benefits	0	0
Deferred gain – sale of shipping fleet		0
Deferred tax liabilities	27,720	42,539
Other liabilities	21,979	8,885
Total liabilities	1,578,192	1,359,891
Shareholders' equity	399,046	377,165
Total liabilities and shareholders' equity	1,977,238	1,737,056
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash and equivalents	34,453	38,166	35,721		36,489
Trade receivables, less allowances	119,997	151,554
Other receivables, net	59,335	49,670
Inventories	153,319	160,166
Prepaid expenses	24,861	34,008
Due from affiliates	626,343	490,208
Other current assets	503	0
Total current assets	392,468	923,772
Property, plant and equipment, net	186,987	169,169
Investments and other assets, net	79,150	75,218
Trademarks	179,500	179,500
Goodwill	0	0
Other intangible assets, net	34	60
Investments in and accounts with subsidiaries	0	0
Total assets	1,464,482	1,347,719
Current liabilities:
Current portion of long-term debt and capital lease obligations	1,529	45
Accounts payable	122,809	149,645
Accrued liabilities	48,436	45,083
Due to affiliates	404,708	345,913
Total current liabilities	172,774	540,686
Long-term debt and capital lease obligations, net of current portion	5,284	107
Accrued pension and other employee benefits	68,195	59,025
Deferred gain – sale of shipping fleet		6,290
Deferred tax liabilities	0	661
Other liabilities	45,196	41,218
Total liabilities	696,157	647,987
Shareholders' equity	768,325	699,732
Total liabilities and shareholders' equity	1,464,482	1,347,719
Consolidating Eliminations
Current assets:
Cash and equivalents	0	0	0		0
Trade receivables, less allowances	0	0
Other receivables, net	(210)	0
Inventories	0	0
Prepaid expenses	0	0
Due from affiliates	(4,625,746)	(3,889,165)
Other current assets	(7,530)	(8,964)
Total current assets	(7,740)	(3,898,129)
Property, plant and equipment, net	0	0
Investments and other assets, net	(6,543)	(5,778)
Trademarks	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	(2,598,408)	(2,478,986)
Total assets	(7,238,437)	(6,382,893)
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Accounts payable	0	0
Accrued liabilities	(7,740)	(8,964)
Due to affiliates	(4,625,746)	(3,889,165)
Total current liabilities	(7,740)	(3,898,129)
Long-term debt and capital lease obligations, net of current portion	0	0
Accrued pension and other employee benefits	0	0
Deferred gain – sale of shipping fleet		0
Deferred tax liabilities	(6,543)	(5,778)
Other liabilities	0	0
Total liabilities	(4,640,029)	(3,903,907)
Shareholders' equity	(2,598,408)	(2,478,986)
Total liabilities and shareholders' equity	$ (7,238,437)	$ (6,382,893)